DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS
DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS
Prepaid Forward Contracts
The Company has entered into various transactions to limit the exposure against equity price risk on its shares of Comcast Corporation ("Comcast") common stock.  The Company has monetized all of its stock holdings in Comcast through the execution of prepaid forward contracts, collateralized by an equivalent amount of the respective underlying stock.  At maturity, the contracts provide for the option to deliver cash or shares of Comcast stock with a value determined by reference to the applicable stock price at maturity.  These contracts, at maturity, are expected to offset declines in the fair value of these securities below the hedge price per share while allowing the Company to retain upside appreciation from the hedge price per share to the relevant cap price.
The Company received cash proceeds upon execution of the prepaid forward contracts discussed above which has been reflected as collateralized indebtedness in the accompanying condensed consolidated balance sheets.  In addition, the Company separately accounts for the equity derivative component of the prepaid forward contracts.  These equity derivatives have not been designated as hedges for accounting purposes.  Therefore, the net fair values of the equity derivatives have been reflected in the accompanying condensed consolidated balance sheets as an asset or liability and the net increases or decreases in the fair value of the equity derivative component of the prepaid forward contracts are included in gain (loss) on derivative contracts in the accompanying condensed consolidated statements of operations.
All of the Company's monetization transactions are obligations of its wholly-owned subsidiaries that are not part of the Restricted Group; however, CSC Holdings has provided guarantees of the subsidiaries' ongoing contract payment expense obligations and potential payments that could be due as a result of an early termination event (as defined in the agreements).  If any one of these contracts were terminated prior to its scheduled maturity date, the Company would be obligated to repay the fair value of the collateralized indebtedness less the sum of the fair values of the underlying stock and equity collar, calculated at the termination date.  As of March 31, 2018, the Company did not have an early termination shortfall relating to any of these contracts.
The Company monitors the financial institutions that are counterparties to its equity derivative contracts.  All of the counterparties to such transactions carry investment grade credit ratings as of March 31, 2018.
Interest Rate Swap Contracts
In June 2016, the Company entered into two fixed to floating interest rate swap contracts. One fixed to floating interest rate swap is converting $750,000 from a fixed rate of 1.6655% to six-month LIBO rate and a second tranche of $750,000 from a fixed rate of 1.68% to six-month LIBO rate. The objective of these swaps is to cover the exposure of the 2026 Senior Secured Notes issued by Cequel to changes in the market interest rate. These swap contracts were not designated as hedges for accounting purposes. Accordingly, the changes in the fair value of these interest rate swap contracts are recorded through the statements of operations.
The Company does not hold or issue derivative instruments for trading or speculative purposes.
The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the condensed consolidated balance sheets:

		Asset Derivatives		Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at March 31, 2018	Fair Value at December 31, 2017	Fair Value at March 31, 2018	Fair Value at December 31, 2017

Prepaid forward contracts	Derivative contracts, current	$9,211	$52,545	$(9,211)	$(52,545)
Prepaid forward contracts	Derivative contracts, long-term	63,343	—	(4,495)	(109,504)
Interest rate swap contracts	Liabilities under derivative contracts, long-term	—	—	(109,824)	(77,902)
		$72,554	$52,545	$(123,530)	$(239,951)

Gain (loss) related to the Company's derivative contracts related to the Comcast common stock for the three months ended March 31, 2018 and 2017 of $168,352 and $(71,044), respectively, are reflected in gain (loss) on derivative contracts, net in the Company's condensed consolidated statement of operations.
For the three months ended March 31, 2018 and 2017, the Company recorded a gain (loss) on investments of $(252,576) and $131,658, respectively, primarily representing the net increase (decrease) in the fair values of the investment securities pledged as collateral.
For the three months ended March 31, 2018 and 2017, the Company recorded a gain (loss) on interest rate swap contracts of $(31,922) and $2,342, respectively.

DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS
Prepaid Forward Contracts
The Company has entered into various transactions to limit the exposure against equity price risk on its shares of Comcast Corporation ("Comcast") common stock.  The Company has monetized all of its stock holdings in Comcast through the execution of prepaid forward contracts, collateralized by an equivalent amount of the respective underlying stock.  At maturity, the contracts provide for the option to deliver cash or shares of Comcast stock with a value determined by reference to the applicable stock price at maturity.  These contracts, at maturity, are expected to offset declines in the fair value of these securities below the hedge price per share while allowing the Company to retain upside appreciation from the hedge price per share to the relevant cap price.
The Company received cash proceeds upon execution of the prepaid forward contracts discussed above which has been reflected as collateralized indebtedness in the accompanying consolidated balance sheets.  In addition, the Company separately accounts for the equity derivative component of the prepaid forward contracts.  These equity derivatives have not been designated as hedges for accounting purposes.  Therefore, the net fair values of the equity derivatives have been reflected in the accompanying consolidated balance sheets as an asset or liability and the net increases or decreases in the fair value of the equity derivative component of the prepaid forward contracts are included in gain (loss) on derivative contracts in the accompanying consolidated statements of operations.
All of the Company's monetization transactions are obligations of its wholly-owned subsidiaries that are not part of CSC Holdings' Restricted Group; however, CSC Holdings has provided guarantees of the subsidiaries' ongoing contract payment expense obligations and potential payments that could be due as a result of an early termination event (as defined in the agreements).  If any one of these contracts were terminated prior to its scheduled maturity date, the Company would be obligated to repay the fair value of the collateralized indebtedness less the sum of the fair values of the underlying stock and equity collar, calculated at the termination date.  As of December 31, 2017, the Company did not have an early termination shortfall relating to any of these contracts.
The Company monitors the financial institutions that are counterparties to its equity derivative contracts.  All of the counterparties to such transactions carry investment grade credit ratings as of December 31, 2017.
Put/Call Options
In the third quarter of 2017, the Company entered into a put-call contract that expired in the third quarter of 2018 whereby the Company sold a put option and purchased a call option with the same strike price. These put-call options were settled as of December 31, 2017 and the Company recorded a loss of $97,410 for the year ended December 31, 2017, which represents the difference between the strike price and the closing price of the underlying shares.
Interest Rate Swap Contracts
In June 2016, the Company entered into two fixed to floating interest rate swap contracts. One fixed to floating interest rate swap is converting $750,000 from a fixed rate of 1.6655% to six-month LIBO rate and a second tranche of $750,000 from a fixed rate of 1.68% to six-month LIBO rate. The objective of these swaps is to cover the exposure of the Cequel 2026 Senior Secured Notes issued by Cequel to changes in the market interest rate. These swap contracts were not designated as hedges for accounting purposes. Accordingly, the changes in the fair value of these interest rate swap contracts are recorded through the statements of operations.
The Company does not hold or issue derivative instruments for trading or speculative purposes.
The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the consolidated balance sheets:

		Asset Derivatives		Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at December 31, 2017	Fair Value at December 31, 2016	Fair Value at December 31, 2017	Fair Value at December 31, 2016

Prepaid forward contracts	Derivative contracts, current	$52,545	$352	$(52,545)	$(13,158)
Prepaid forward contracts	Derivative contracts, long-term	—	10,604	(109,504)	—
Interest rate swap contracts	Liabilities under derivative contracts, long-term	—	—	(77,902)	(78,823)
		$52,545	$10,956	$(239,951)	$(91,981)

Loss related to the Company's derivative contracts related to the Comcast common stock for the years ended December 31, 2017 and 2016 of $(138,920) and $(53,696), respectively, are reflected in gain (loss) on derivative contracts, net in the Company's consolidated statements of operations.
For the years ended December 31, 2017 and 2016, the Company recorded a gain on investments of $237,354 and $141,896, respectively, primarily representing the net increase in the fair values of the investment securities pledged as collateral.
For the years ended December 31, 2017 and 2016, the Company recorded a gain (loss) on interest rate swap contracts of $5,482 and $(72,961), respectively.
Settlements of Collateralized Indebtedness
The following table summarizes the settlement of the Company's collateralized indebtedness relating to Comcast shares that were settled by delivering cash equal to the collateralized loan value, net of the value of the related equity derivative contracts during the year ended December 31, 2017:

Number of shares (a)	26,815,368
Collateralized indebtedness settled	$(774,703)
Derivatives contracts settled	(56,356)
(831,059)
Proceeds from new monetization contracts	838,794
Net cash proceeds	$7,735

(a)	Share amounts are adjusted for the 2 for 1 stock split in February 2017.
The cash to settle the collateralized indebtedness was obtained from the proceeds of new monetization contracts covering an equivalent number of Comcast shares.  The terms of the new contracts allow the Company to retain upside participation in Comcast shares up to each respective contract's upside appreciation limit with downside exposure limited to the respective hedge price.
In April 2017, the Company entered into new monetization contracts related to 32,153,118 shares of Comcast common stock held by Cablevision, which synthetically reversed the existing contracts related to these shares (the "Synthetic Monetization Closeout"). As the existing collateralized debt matures, the Company will settle the contracts with proceeds received from the new monetization contracts. The new monetization contracts mature on April 28, 2021. The new monetization contracts provide the Company with downside protection below the hedge price of $35.47 and upside benefit of stock price appreciation up to $44.72 per share. In connection with the execution of these contracts, the Company recorded (i) the fair value of the equity derivative contracts of $53,316 (in a net asset position), (ii) notes payable of $111,657, representing the fair value of the existing equity derivative contracts, in a liability position, and (iii) a discount on notes payable of $58,341.